Employee benefits - Summary of obligations for defined benefit plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Amounts at beginning of year	$ (12,251)	$ (7,822)
Items classified as loss or profit
Cost of services	(25)	(44)	$ (28)
Cost of interest	(639)	(458)	(219)
Settlement	364	0	0
Items classified in other comprehensive income
Actuarial remeasurement gain (losses)	6,565	(4,181)
Benefit payments	0	0
Payment of contributions	283	254
Amounts at end of year	(5,703)	(12,251)	(7,822)
Present value of the obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Amounts at beginning of year	(19,009)	(15,416)
Items classified as loss or profit
Cost of services	(25)	(44)
Cost of interest	(909)	(806)
Settlement	364
Items classified in other comprehensive income
Actuarial remeasurement gain (losses)	6,213	(3,911)
Benefit payments	777	1,168
Payment of contributions	1,294	0
Amounts at end of year	(11,295)	(19,009)	(15,416)
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Amounts at beginning of year	6,758	7,594
Items classified as loss or profit
Cost of services	0	0
Cost of interest	270	348
Settlement	0
Items classified in other comprehensive income
Actuarial remeasurement gain (losses)	352	(270)
Benefit payments	(777)	(1,168)
Payment of contributions	(1,011)	254
Amounts at end of year	$ 5,592	$ 6,758	$ 7,594